Post-employment benefits (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Defined Benefit Plan Expense
Defined benefit plan expense

$ millions, for the three months ended	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31
		Pension plans		Other post-employment plans
Current service cost	$48	$53	$53	$1	$1	$1
Past service cost	–	(69)	–	–	–	–
Net interest (income) expense	(16)	(20)	(21)	6	6	6
Special termination benefits	–	2	–	–	–	–
Plan administration costs	2	2	2	–	–	–
Net defined benefit plan expense (income) recognized in net income	$34	$(32)	$34	$7	$7	$7

Summary of Net Remeasurement Gains (Losses) Recognized In OCI for Defined Benefit Plans
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31
		Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$(699)	$447	$(448)	$(35)	$26	$(23)
Net actuarial gains (losses) on plan assets	626	(606)	342	–	–	–
Changes in asset ceiling excluding interest income	(1)	2	(1)	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(74)	$(157)	$(107)	$(35)	$26	$(23)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.

Summary of Defined Contributions Plan Expense

Defined contribution plan expense

$ millions, for the three months ended	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31
Defined contribution pension plans	$22	$16	$19
Government pension plans (1)	43	45	48
Total defined contribution plan expense	$65	$61	$67
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.